SEGMENT INFORMATION AND REVENUE ANALYSIS - Summary information for reporting segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary information for reporting segment
Revenues	$ 22,537,016	$ 37,037,108	$ 31,457,908
Cost of revenues	(3,653,278)	(4,383,363)	(4,227,409)
Gross Profit	18,883,738	32,653,745	27,230,499
Operating expenses:
Selling and marketing expenses	(10,264,507)	(4,061,116)	(2,547,000)
General and administrative expenses	(14,119,024)	(7,103,226)	(8,546,880)
Research and development expenses	(20,131,012)	(6,174,365)	(4,274,894)
Total operating expenses	(44,514,543)	(17,338,707)	(15,368,774)
Income/(loss) from operations	(25,630,805)	15,315,038	11,861,725
Subsidy income	93,394	266	791,959
Other expenses, net	(100,195)	(651,657)	(10,211)
Income/(loss) before income tax	(26,374,976)	14,087,288	12,359,202
Single reporting segment
Summary information for reporting segment
Revenues	22,537,016	37,037,108	31,457,908
Cost of revenues	(3,653,278)	(4,383,363)	(4,227,409)
Gross Profit	18,883,738	32,653,745	27,230,499
Operating expenses:
Selling and marketing expenses	(10,264,507)	(4,061,116)	(2,547,000)
General and administrative expenses	(14,119,024)	(7,103,226)	(8,546,880)
Research and development expenses	(20,131,012)	(6,174,365)	(4,274,894)
Total operating expenses	(44,514,543)	(17,338,707)	(15,368,774)
Income/(loss) from operations	(25,630,805)	15,315,038	11,861,725
Interest expense, net	(737,671)	(576,752)	(285,833)
Interest income	301	393	1,562
Subsidy income	93,394	266	791,959
Other expenses, net	(100,195)	(651,657)	(10,211)
Income/(loss) before income tax	$ (26,374,976)	$ 14,087,288	$ 12,359,202